Cryptocurrencies - Schedule of Additional Information in Ethereum Cryptocurrency (Detail) - ETH and ETH-Coinbase Staked [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Additional Information In Ethereum Cryptocurrency [Line Items]
Opening balance	¥ 645	¥ 0
Cumulative-effect adjustment due to the adoption of ASU 2023-08	332
Purchase of ETH and ETH-Coinbase Staked in cash	67,465	679
Collection of ETH from sales of mining products	2,394	0
Collection of ETH from exchange of USDT	49,771	0
Payment of services fees and other expense	(2)	0
Changes in fair value of ETH and ETH-Coinbase Staked	19,372	0
Impairment of ETH and ETH-Coinbase Staked	0	(34)
Foreign exchange gain	1,265	0
Ending balance	¥ 141,242	¥ 645